Acquisitions and Disposals - Acquisitions (Details) - EUR (€) € in Millions			3 Months Ended	6 Months Ended
	May 07, 2026	Apr. 01, 2026	Jun. 30, 2026	Jun. 30, 2026	Mar. 30, 2026	Feb. 16, 2026
KWIL & ULICC
Acquisitions and Disposals
Revenue of combined entity as if transaction occurred at beginning of the period				€ 4,749
Operating profit of combined entity as if combination occurred at beginning of the period				€ 572
ULICC
Acquisitions and Disposals
Percentage of voting interest acquired		100.00%
Refundable advance payment paid for acquisition.		€ 16
Revenue of acquiree			€ 44
Operating profit of acquiree			10
Kwality Wall's India
Acquisitions and Disposals
Percentage of voting interest acquired					61.90%
Mandatory tender offer, maximum percentage						26.00%
Proportion of ownership interest in subsidiary	61.91%
Revenue of acquiree			79
Operating profit of acquiree			€ 10